Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

12. Financial instruments

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy defines the following levels:

•	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Input parameters not based on observable market data

Under IFRS 9 there are the following categories:

(I)           FVOCI

(II)         Mandatorily at FVTPL

(III)       Amortized cost

Further, for the current year the fair value disclosure of lease liabilities is not required.

Trade receivables and trade payables classified as held-for-sale are included in the table below. Their carrying amount is a reasonable approximation of the fair value.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2019	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,014	--	--	--	2,014	--	2,014	--	2,014
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	3,667	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted)	--	2,000	--	--	2,000	2,000	--	--	2,000
Note receivable	--	1,278	--	--	1,278	1,278	--	--	1,278

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	4,368	--	4,368	4,368	--	--	4,368
Restricted Cash	--	--	463	--	463	463	--	--	463
Trade and other receivables	--	--	5,915	--	5,915	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	6,682	6,682	--	6,148	--	6,148

Current liabilities
Long-term debt	--	--	--	10,864	10,864	--	10,858	--	10,858
Trade payables	--	--	--	2,797	2,797	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2018			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--		7,402
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231
Finance lease obligation	--	--	--	71	71	--	69	--	69

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809
Finance lease obligation	--	--	--	34	34	--	34	--	34
Trade payables	--	--	--	2,945	2,945	--	--	--	--

The financial assets with a carrying amount of kEUR 9,427 reported on the Company’s statement of financial position at December 31, 2019 were comprised of investments in four bond funds (kEUR 5,667, thereof kEUR 2,000 restricted), one note receivable (kEUR 1,278) and restricted cash (kEUR 463), all reported as current financial assets, an equity forward (kEUR 2,014) and equity securities (kEUR 5) reported as a noncurrent asset.

The financial assets with a carrying amount of kEUR 15,139 reported on the Company’s statement of financial position at December 31, 2018 were comprised of investments in seven bond funds (kEUR 11,847) and one note receivable (kEUR 1,058), all reported as current financial assets, an equity forward (kEUR 2,229) and equity securities (kEUR 5) reported as a noncurrent asset.

The fair value of the Company’s investments in the bond funds was determined based on the unit prices quoted by the respective fund management company. The funds pursue the goal of daily liquidity and invest in short‑term notes. The funds are open‑ended; the units can be redeemed to the fund on a daily basis. Unit prices updated by the fund management company on a daily basis represent a quoted price in an active market.

The fair value of long‑term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves. The fair value of finance lease obligations was determined using discounted cash flow models based on market interest rates available to the Company for similar transactions at the relevant date.

The fair value of the derivative financial instruments was determined based on the Company’s stock price and the risk-free interest rate for the remaining term of the derivative using a forward pricing formula.